Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Schedule of information about other related party transactions

	2020 A$	2019 A$	2018 A$

Amounts settled in cash or shares for goods and services [1]
Purchases of various goods and services from entities controlled by key management personnel (i)	142,347	147,636	230,673

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

	2020 A$	2019 A$	2018 A$
Amounts settled in cash or shares during the period [1]
Rental of an office suite from Wattle Laboratories Pty Ltd	41,369	53,958	33,020
Services rendered by Grandlodge Capital Pty Ltd	100,978	93,678	197,653
	142,347	147,636	230,673

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

Schedule of outstanding balances transactions between related parties
	2020 A$	2019 A$	2018 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	-	-	35,000

Schedule of information about loans to from related parties transactions

	2020 A$	2019 A$	2018 A$
Loans from key management personnel
Beginning of the year	-	-	-
Loans advanced	-	-	500,000
Loans repayments made	-	-	(500,000)
Fees and interest charged	-	-	20,342
Fees and interest paid	-	-	(20,342)
End of year	-	-	-